Basis of presentation and summary of significant accounting policies- Additional Information (Detail) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Line Items]
Cash current		$ 12,800	$ 7,200
Cash equivalents current	$ 82	13,293	8,201
Deferred offering costs non current		2,364
Impairment of long lived assets	0	0	0
Software development costs capitalised	$ 0	$ 600	0
Acquired in process research and development expenses			$ 35,286
Share-based Payment Arrangement, Option [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share		3,028,858	2,195,697
US Treasury Securities [Member]
Accounting Policies [Line Items]
Cash equivalents current			$ 1,000
US Treasury Securities [Member] | Short-term Investments [Member]
Accounting Policies [Line Items]
Short term investments at fair value		$ 1,000	$ 1,000
Money Market Funds [Member]
Accounting Policies [Line Items]
Cash equivalents current		$ 500